Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Abstract]
Balance at beginning	$ 6,406	$ 14,502
Balance at ending	21,396	6,406
Additions of intangible assets	16,025	329
Less: Impairment losses	$ (1,035)	$ (8,425)